Loans and borrowings (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Total	$ 138,735	$ 150,262	$ 189,693
Current	46,227	23,283	45,236
Non-current	92,508	$ 126,979	$ 144,457
2025
Loans and borrowings
Non-current	46,227
2026
Loans and borrowings
Non-current	38,909
2027
Loans and borrowings
Non-current	30,877
2028
Loans and borrowings
Non-current	$ 22,722